Financial liabilities - Change in financial liabilities (Details) - EUR (€) € in Thousands			12 Months Ended
	Aug. 24, 2023	Jul. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Net proceeds from the issuance of convertible bond loans			€ 0	€ 55,841	€ 0
Repurchases				2,591
Repayments of convertible loan notes	€ 33,000		8,750	27,188	€ 0
Proceeds from the issuance of non-convertible bond loans			48,544
Oceane conversion option
Disclosure of detailed information about borrowings [line items]
Repurchases				1,762
Kreos / Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs				1,881
Kreos & Claret financing, tranche B and C
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs				750
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs				1,528
Oceane
Disclosure of detailed information about borrowings [line items]
Net proceeds from the issuance of convertible bond loans		€ 25,000
Repayments of convertible loan notes	€ 25,102			€ 25,000
Kreos & Claret financing, tranche B
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs			1,475
Kreos & Claret financing, tranche C
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs			1,081
Kreos & Claret financing, tranche A-B
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs			€ 500